Cable and Satellite Television Distribution Rights, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Cable and satellite television distribution rights	$ 5,544	$ 5,503
Less accumulated amortization	2,208	1,994
Amortization of intangible assets	431	400	439
Percentage of net sales	5.00%
Cable and satellite television distribution rights
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Cable and satellite television distribution rights	2,324	2,304
Less accumulated amortization	(1,700)	(1,540)
Cable and satellite television distribution rights, net	624	764
Acquired finite-lived intangible assets, weighted average useful life	3 years 8 months 12 days
Amortization of intangible assets	177	163	167
Commission expense	$ 298	$ 296	$ 299